Document and Entity Information	3 Months Ended
Mar. 31, 2018
Document and Entity Information [Abstract]
Entity Registrant Name	Aerkomm Inc.
Entity Central Index Key	0001590496
Amendment Flag	false
Document Period End Date	Mar. 31, 2018
Current Fiscal Year End Date	--03-31
Document Type	POS AM
Entity Filer Category	Smaller Reporting Company